UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

EMBASSY

The Ambassador Fund

(Ticker Symbol: EMPIX)

The Diplomat Fund

(Ticker Symbol: EMWIX)

SEMI-ANNUAL REPORT

April 30, 2024

Embassy Asset Management Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Statement of Cash Flows	16
Financial Highlights	17
Notes to Financial Statements	19
Expense Examples	32

This report and the financial statements contained herein are provided for the general information of the shareholders of the Embassy Asset Management Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.embassyfunds.com

The Ambassador Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	EVENT LINKED BONDS — 90.3%
	EUROPE — 6.2%
	EARTHQUAKE — 1.1%
2,250,000	Azzurro Re II DAC 3-Month Euribor + 650.00 basis points, 4/20/2028[2,3]	$2,401,281
	MULTI-PERIL — 0.6%
1,400,000	Orange Capital Re DAC 3-Month Euribor + 332.00 basis points, 1/17/2025[2,3]	1,493,831
	WINDSTORM — 4.5%
2,750,000	Blue Sky Re DAC 3-Month Euribor + 575.00 basis points, 1/26/2027[2,3,4]	3,037,326
2,000,000	Eiffel Re Ltd. 3-Month Euribor + 325.00 basis points, 1/19/2027[2,3]	2,163,287
	Hexagon IV Re Ltd.
1,000,000	3-Month Euribor + 1,650.00 basis points, 1/21/2026[2,3,4]	1,122,519
500,000	3-Month Euribor + 850.00 basis points, 1/21/2028[2,3,4]	538,634
1,300,000	Taranis Reinsurance DAC 3-Month Euribor + 600.00 basis points, 1/21/2028[2,3,4]	1,396,980
1,750,000	Windmill II Re DAC 3-Month Euribor + 347.00 basis points, 7/5/2024[2,3,4]	1,865,795
		10,124,541
	TOTAL EUROPE
	(Cost $14,016,182)	14,019,653
	GLOBAL — 27.9%
	MULTI-PERIL — 26.8%
250,000	2001 Cat Re Ltd. 3-Month U.S. Treasury Bill + 1,250.00 basis points, 1/8/2027[2,3,4]	259,000
750,000	Aragonite Re Ltd. 3-Month U.S. Treasury Bill + 525.00 basis points, 4/7/2027[2,3,4]	750,000
	Bowline Re Ltd. Series 2022-1
1,500,000	3-Month U.S. Treasury Bill + 635.00 basis points, 5/23/2025[2,3,4,5]	1,510,500
500,000	3-Month U.S. Treasury Bill + 775.00 basis points, 5/23/2025[2,3,4]	503,850
250,000	3-Month U.S. Treasury Bill + 1,618.00 basis points, 5/23/2025[2,3,4]	250,075
2,500,000	Easton Re Pte Ltd. 3-Month U.S. Treasury Bill + 750.00 basis points, 1/8/2027[2,3,4]	2,546,250
1,750,000	Fuchsia 2023-1 London Bridge Ltd. 3-Month U.S. Treasury Bill + 1,000.00 basis points, 4/6/2027[2,3,4]	1,755,950
4,750,000	Galileo Re Ltd. 3-Month U.S. Treasury Bill + 700.00 basis points, 1/7/2028[2,3,4]	4,937,150
250,000	Hypatia Ltd. 3-Month U.S. Treasury Bill + 1,050.00 basis points, 4/8/2026[2,3]	262,625
9,000,000	Kendall Re Ltd. 3-Month U.S. Treasury Bill + 625.00 basis points, 4/30/2027[2,3]	8,999,100
	Kilimanjaro III Re Ltd.

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
175,000	3-Month U.S. Treasury Bill + 991.00 basis points, 12/19/2024[2,3,4]	$172,498
4,250,000	3-Month U.S. Treasury Bill + 456.00 basis points, 4/21/2025[2,3,4]	4,215,150
250,000	3-Month U.S. Treasury Bill + 525.00 basis points, 6/25/2025[2,3]	251,725
3,250,000	3-Month U.S. Treasury Bill + 456.00 basis points, 4/20/2026[2,3,4]	3,218,150
4,250,000	3-Month U.S. Treasury Bill + 1,236.00 basis points, 4/20/2026[2,3,4]	4,156,925
	Matterhorn Re Ltd.
2,500,000	SOFR Rate + 525.00 basis points, 3/24/2025[2,3]	2,445,500
1,500,000	SOFR Rate + 775.00 basis points, 3/24/2025[2,3]	1,458,150
2,250,000	SOFR Rate + 575.00 basis points, 12/8/2025[2,3]	2,070,000
1,500,000	Mona Lisa Re Ltd. 3-Month U.S. Treasury Bill + 700.00 basis points, 7/8/2025[2,3,4]	1,486,200
1,500,000	Montoya Re Ltd. 1-Month U.S. Treasury Bill + 711.00 basis points, 4/7/2025[2,3,4]	1,506,150
	Mystic Re IV Ltd.
2,000,000	3-Month U.S. Treasury Bill + 610.00 basis points, 1/8/2025[2,3,4]	1,960,600
1,800,000	3-Month U.S. Treasury Bill + 925.00 basis points, 1/8/2026[2,3,4]	1,855,080
500,000	Ocelot Re Ltd. 3-Month U.S. Treasury Bill + 775.00 basis points, 1/7/2027[2,3,4]	511,700
3,000,000	Ramble Re Ltd. 3-Month U.S. Treasury Bill + 625.00 basis points, 3/5/2027[2,3,4]	2,965,200
	Sakura Re Ltd.
2,500,000	3-Month U.S. Treasury Bill + 241.00 basis points, 4/7/2025[2,3]	2,472,500
1,875,000	3-Month U.S. Treasury Bill + 364.00 basis points, 4/7/2025[2,3]	1,858,687
	Titania Re Ltd.
250,000	1-Month U.S. Treasury Bill + 511.00 basis points, 6/21/2024[2,3,4]	250,000
1,285,000	1-Month U.S. Treasury Bill + 650.00 basis points, 12/27/2024[2,3]	1,240,025
500,000	1-Month U.S. Treasury Bill + 1,225.00 basis points, 2/27/2026[2,3,4]	540,450
2,000,000	Vista Re Ltd. 3-Month U.S. Treasury Bill + 675.00 basis points, 5/21/2024[2,3,4]	1,999,000
2,250,000	Wrigley Re Ltd. 3-Month U.S. Treasury Bill + 650.00 basis points, 8/7/2026[2,3,4]	2,283,075
		60,691,265
	WINDSTORM — 1.1%
2,500,000	International Bank for Reconstruction and Development 4/24/2028	2,497,500
	TOTAL GLOBAL
	(Cost $63,206,531)	63,188,765
	JAPAN — 6.6%
	EARTHQUAKE — 3.2%
7,000,000	Nakama Re Ltd. 3-Month U.S. Treasury Bill + 220.00 basis points, 1/14/2025[2,3]	6,944,000

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	EARTHQUAKE (Continued)
250,000	Nakama Re Pte Ltd. 3-Month U.S. Treasury Bill + 205.00 basis points, 10/13/2026[2,3]	$245,950
		7,189,950
	TYPHOON — 3.4%
	Tomoni Re Pte Ltd.
3,650,000	3-Month U.S. Treasury Bill + 209.00 basis points, 4/7/2026[2,3]	3,587,220
3,000,000	3-Month U.S. Treasury Bill + 400.00 basis points, 4/5/2028[2,3]	2,992,500
	Umigame Re Pte Ltd.
250,000	3-Month U.S. Treasury Bill + 225.00 basis points, 4/7/2025[2,3]	247,075
1,000,000	3-Month U.S. Treasury Bill + 250.00 basis points, 4/7/2025[2,3]	991,900
		7,818,695
	TOTAL JAPAN
	(Cost $15,049,198)	15,008,645
	UNITED STATES — 49.6%
	EARTHQUAKE — 7.0%
750,000	Logistics Re Ltd. 3-Month U.S. Treasury Bill + 387.50 basis points, 12/20/2024[2,3]	742,875
1,075,000	Phoenician Re Ltd. 3-Month U.S. Treasury Bill + 289.80 basis points, 12/14/2024[2,3]	1,065,863
	Torrey Pines Re Ltd.
2,000,000	3-Month U.S. Treasury Bill + 418.00 basis points, 6/7/2024[2,3]	1,994,000
3,475,000	3-Month U.S. Treasury Bill + 500.00 basis points, 6/5/2026[2,3,4]	3,524,345
	Ursa Re Ltd.
3,000,000	3-Month U.S. Treasury Bill + 550.00 basis points, 12/6/2025[2,3,4]	3,047,700
2,500,000	3-Month U.S. Treasury Bill + 550.00 basis points, 12/7/2026[2,3,4]	2,543,750
	Veraison Re Ltd.
1,500,000	1-Month U.S. Treasury Bill + 650.00 basis points, 3/9/2026[3,6]	1,572,900
1,000,000	3-Month U.S. Treasury Bill + 475.00 basis points, 3/8/2027[3,6]	1,006,500
250,000	Wrigley Re Ltd. 3-Month U.S. Treasury Bill + 700.00 basis points, 8/7/2026[2,3,4]	260,025
		15,757,958
	MULTI-PERIL — 11.7%
250,000	Aquila Re I Ltd. Series 2023-1 3-Month U.S. Treasury Bill + 525.00 basis points, 6/8/2026[2,3,4]	251,875
500,000	Aquila Re I Ltd. Series 2024-1 3-Month U.S. Treasury Bill + 550.00 basis points, 6/7/2027[2,3,4]	500,000
1,000,000	Atela Re Ltd. 3-Month U.S. Treasury Bill + 1,425.00 basis points, 5/9/2027[2,3]	1,000,000
1,000,000	Blue Halo Re Ltd. 3-Month U.S. Treasury Bill + 975.00 basis points, 2/24/2025[2,3]	971,300
1,500,000	Finca Re Ltd. 3-Month U.S. Treasury Bill + 799.00 basis points, 6/6/2025[2,3,4]	1,527,000

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
3,250,000	Foundation Re IV Ltd. 3-Month U.S. Treasury Bill + 625.00 basis points, 1/8/2027[2,3,4]	$3,247,725
4,000,000	Herbie Re Ltd. 3-Month U.S. Treasury Bill + 673.00 basis points, 1/8/2025[2,3,4]	3,958,400
750,000	High Point Re Ltd. 3-Month U.S. Treasury Bill + 575.00 basis points, 1/6/2027[2,3,4]	753,000
1,925,000	Locke Tavern Re Ltd. 3-Month U.S. Treasury Bill + 478.20 basis points, 4/9/2026[2,3]	1,933,662
500,000	Long Point Re IV Ltd. 3-Month U.S. Treasury Bill + 425.00 basis points, 6/1/2026[2,3,4]	501,750
250,000	Mayflower Re Ltd. 1-Month U.S. Treasury Bill + 450.00 basis points, 7/8/2026[2,3]	254,125
4,500,000	Merna Reinsurance II Ltd. 3-Month U.S. Treasury Bill + 775.00 basis points, 7/7/2026[2,3,5]	4,662,900
250,000	Residential Reinsurance 2020 Ltd. 3-Month U.S. Treasury Bill + 601.00 basis points, 12/6/2024[2,3]	242,825
1,500,000	Residential Reinsurance 2021 Ltd. 3-Month U.S. Treasury Bill + 366.00 basis points, 6/6/2025[2,3]	1,422,450
1,000,000	Residential Reinsurance 2022 Ltd. 3-Month U.S. Treasury Bill + 400.00 basis points, 6/6/2026[2,3]	959,600
	Residential Reinsurance 2023 Ltd.
500,000	3-Month U.S. Treasury Bill + 650.00 basis points, 6/6/2027[2,3]	495,250
1,500,000	3-Month U.S. Treasury Bill + 575.00 basis points, 12/6/2027[2,3]	1,491,600
250,000	Sanders Re III Ltd. 3-Month U.S. Treasury Bill + 625.00 basis points, 4/7/2027[2,3]	252,850
2,000,000	Yosemite Re Ltd. 3-Month U.S. Treasury Bill + 997.80 basis points, 6/6/2025[2,3]	2,046,600
		26,472,912
	WINDSTORM — 30.9%
	Alamo Re Ltd.
1,750,000	1-Month U.S. Treasury Bill + 1,125.00 basis points, 6/7/2026[2,3]	1,747,375
1,000,000	1-Month U.S. Treasury Bill + 850.00 basis points, 6/7/2026[2,3]	1,024,100
10,250,000	1-Month U.S. Treasury Bill + 600.00 basis points, 6/7/2027[2,3]	10,239,750
1,250,000	1-Month U.S. Treasury Bill + 775.00 basis points, 6/7/2027[2,3]	1,248,125
3,500,000	Bayou Re Ltd. 1-Month U.S. Treasury Bill + 850.00 basis points, 4/30/2027[2,3,4]	3,498,250
	Blue Ridge Re Ltd.
4,750,000	3-Month U.S. Treasury Bill + 525.00 basis points, 1/8/2027[2,3,4]	4,736,700
1,500,000	1-Month U.S. Treasury Bill + 800.00 basis points, 1/8/2027[2,3,4]	1,527,150
5,500,000	Cape Lookout Re Ltd. 1-Month U.S. Treasury Bill + 842.00 basis points, 4/28/2026[2,3]	5,632,000
2,750,000	Charles River Re Ltd. 1-Month U.S. Treasury Bill + 50.00 basis points, 5/10/2027[2,3]	2,750,000

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	WINDSTORM (Continued)
4,050,000	Citrus Re Ltd. 3-Month U.S. Treasury Bill + 900.00 basis points, 6/7/2026[2,3,4]	$4,182,435
1,500,000	Commonwealth Re Ltd. 3-Month U.S. Treasury Bill + 400.00 basis points, 7/8/2026[2,3,4]	1,519,950
750,000	Gateway Re II Ltd. 3-Month U.S. Treasury Bill + 950.00 basis points, 4/27/2026[2,3,4]	770,475
	Gateway Re Ltd.
250,000	1-Month U.S. Treasury Bill + 858.00 basis points, 5/12/2025[2,3,4]	254,475
250,000	1-Month U.S. Treasury Bill + 1,300.00 basis points, 2/24/2026[2,3,4]	265,750
1,500,000	1-Month U.S. Treasury Bill + 1,000.00 basis points, 7/8/2026[2,3,4]	1,547,850
2,000,000	Hestia Re Ltd. 1-Month U.S. Treasury Bill + 975.00 basis points, 4/7/2026[2,3,4]	2,022,600
	Integrity Re Ltd.
1,000,000	1-Month U.S. Treasury Bill + 1,200.00 basis points, 6/6/2025[2,3]	1,024,400
1,000,000	1-Month U.S. Treasury Bill + 1,050.00 basis points, 6/6/2026[2,3]	998,600
1,000,000	1-Month U.S. Treasury Bill + 2,300.00 basis points, 6/6/2026[2,3]	985,000
12,500,000	Lightning Re Series 2023-1 3-Month U.S. Treasury Bill + 1,100.00 basis points, 3/31/2026[2,3,4]	13,120,000
1,000,000	Lower Ferry Re Ltd. 1-Month U.S. Treasury Bill + 425.00 basis points, 7/8/2026[2,3,4]	1,011,500
	Merna Reinsurance II Ltd.
250,000	3-Month U.S. Treasury Bill + 753.00 basis points, 7/7/2025[2,3]	252,925
1,450,000	3-Month U.S. Treasury Bill + 1,025.00 basis points, 7/7/2026[2,3]	1,535,550
	Nature Coast Re Ltd.
2,250,000	3-Month U.S. Treasury Bill + 1,000.00 basis points, 12/7/2026[2,3,4]	2,283,075
750,000	3-Month U.S. Treasury Bill + 1,350.00 basis points, 12/7/2026[2,3,4]	761,025
500,000	Palm RE Ltd. 1-Month U.S. Treasury Bill + 950.00 basis points, 6/7/2027[2,3,4]	499,500
1,750,000	Purple Re Ltd. 1-Month U.S. Treasury Bill + 200.00 basis points, 6/7/2027[2,3]	1,748,250
1,000,000	Queen Street 2023 Re DAC 3-Month U.S. Treasury Bill + 750.00 basis points, 12/8/2025[2,3,4,5]	1,031,600
1,500,000	Sabine Re Ltd. 1-Month U.S. Treasury Bill + 825.00 basis points, 4/7/2027[2,3,4]	1,499,850
250,000	Winston Re Ltd. 3-Month U.S. Treasury Bill + 1,025.00 basis points, 2/26/2027[2,3,4]	246,275
		69,964,535
	TOTAL UNITED STATES
	(Cost $111,413,714)	112,195,405
	TOTAL EVENT LINKED BONDS
	(Cost $203,685,625)	204,412,468

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	PREFERRED NOTES — 10.1%
	GLOBAL — 3.9%
	MULTI-PERIL — 3.9%
5,000,000	Consulate Re 2024-2A 4.550%, 1/7/2025[7,8]	$4,475,500
5,000,000	Consulate Re 2024-3A 4.550%, 1/7/2025[7,8]	4,238,500
	TOTAL GLOBAL
	(Cost $8,714,326)	8,714,000
	UNITED STATES — 6.2%
	MULTI-PERIL — 6.2%
5,000,000	Consulate Re 2023-2A 5.166%, 6/5/2024[7,8]	4,996,000
5,000,000	Consulate Re 2024-1A 4.550%, 1/7/2025[7,8]	4,546,500
5,000,000	Consulate Re 2024-5A 4.550%, 4/21/2025[7,8]	4,592,500
	TOTAL UNITED STATES
	(Cost $14,134,902)	14,135,000
	TOTAL PREFERRED NOTES
	(Cost $22,849,228)	22,849,000

	U.S. TREASURY BILLS — 1.1%
$2,500,000	United States Treasury Bill 0.000%, 6/11/2024*	2,485,010
	TOTAL U.S. TREASURY BILLS
	(Cost $2,485,081)	2,485,010
	TOTAL INVESTMENTS — 101.5%
	(Cost $229,019,934)	229,746,478
	Liabilities in Excess of Other Assets — 1.5%	(3,472,308)
	TOTAL NET ASSETS — 100.0%	$226,274,170

*	Non-income producing security.
[1]	Local currency.
[2]	Floating rate security. Floating rate security. Reference rates as of April 30, 2024 are as follows: 1-Month U.S. Treasury Bill 5.48%, 3-Month U.S. Treasury Bill 5.46%, Secured Overnight Financing Rate (SOFR) 5.34%, and 3-Month Term SOFR 5.35%. Actual reference rates may vary based on the reset date of the security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $201,914,968, which represents 89.2% of total net assets of the Fund.
[4]	Callable.
[5]	All or a portion of this security is segregated as collateral for forward contracts. The market value of the securities pledged as collateral was $4,377,517, which represents 1.9% of total net assets of the Fund.
[6]	Variable rate security. Rate shown is the rate in effect as of April 30, 2024.
[7]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[8]	Restricted security, represents 10.1% of Total Net Assets. The total value of this security is $22,849,000.

See accompanying Notes to Financial Statements.

The Ambassador Fund

SUMMARY OF INVESTMENTS

As of April 30, 2024 (Unaudited)

Security Type/Geography/Peril	Percent of Total Net Assets
Event Linked Bonds
United States
Windstorm	30.9%
Multi-Peril	11.7%
Earthquake	7.0%
Total United States	49.6%
Global
Multi-Peril	26.8%
Windstorm	1.1%
Total Global	27.9%
Japan
Typhoon	3.4%
Earthquake	3.2%
Total Japan	6.6%
Europe
Windstorm	4.5%
Earthquake	1.1%
Multi-Peril	0.6%
Total Europe	6.2%
Total Event Linked Bonds	90.3%
Preferred Notes	10.1%
U.S. Treasury Bills	1.1%
Total Investments	101.5%
Liabilities in Excess of Other Assets	(1.5)%
Net Assets	100.0%

See accompanying Notes to Financial Statements.

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At April 30, 2024	Unrealized Appreciation (Depreciation)
Euro	UMB Bank NA	EUR per USD	6/14/2024	(3,750,000)	(4,129,875)	(4,009,741)	120,134
Euro	UMB Bank NA	EUR per USD	6/18/2024	(1,848,000)	(2,027,607)	(1,976,334)	51,273
Euro	UMB Bank NA	EUR per USD	11/12/2024	(500,000)	(540,550)	(538,805)	1,745
Euro	UMB Bank NA	EUR per USD	12/5/2024	(1,000,000)	(1,095,280)	(1,078,842)	16,438
Euro	UMB Bank NA	EUR per USD	12/12/2024	(2,750,000)	(3,054,700)	(2,967,846)	86,854
Euro	UMB Bank NA	EUR per USD	3/20/2025	(2,250,000)	(2,459,025)	(2,440,117)	18,908
Euro	UMB Bank NA	EUR per USD	4/23/2025	(900,000)	(974,592)	(977,706)	(3,114)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(14,281,629)	$(13,989,391)	$292,238

EUR – Euro

See accompanying Notes to Financial Statements.

The Diplomat Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2024 (Unaudited)

Principal Amount		Value
	U.S. TREASURY NOTES — 96.4%
	United States Treasury Note
$2,725,100	3.875%, 8/15/2033[1]	$2,558,188
676,000	4.500%, 11/15/2033	666,071
7,330,000	4.000%, 2/15/2034	6,940,594
	TOTAL U.S. TREASURY NOTES
	(Cost $10,512,891)	10,164,853

Number of Shares
	SHORT-TERM INVESTMENTS — 0.5%
54,015	Fidelity Investments Money Market Government Portfolio - Institutional Class 5.128%[2]	54,015
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $54,015)	54,015
	TOTAL INVESTMENTS — 96.9%
	(Cost $10,566,906)	10,218,868
	Other Assets in Excess of Liabilities — 3.1%	326,015
	TOTAL NET ASSETS — 100.0%	$10,544,883

[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $305,094, which represents 2.9% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

The Diplomat Fund

SUMMARY OF INVESTMENTS

As of April 30, 2024 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
U.S. Treasury Notes	96.4%
Short-Term Investments	0.5%
Total Investments	96.9%
Other Assets in Excess of Liabilities	3.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

The Diplomat Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
(120)	U.S. 10 Year Treasury Note	June 2024	$(13,289,532)	$397,032

TOTAL FUTURES CONTRACTS			$(13,289,532)	$397,032

See accompanying Notes to Financial Statements.

Embassy Asset Management Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2024 (Unaudited)

	The Ambassador Fund	The Diplomat Fund
Assets:
Investments, at value (cost $229,019,934 and 10,566,906, respectively)	$229,746,478	$10,218,868
Foreign currency, at value	103,554	-
Receivables:
Investment securities sold	5,479,985	-
Variation margin on futures contracts	-	397,032
Unrealized appreciation on forward foreign currency exchange contracts	292,238	-
Fund shares sold	340,880	-
Dividends and interest	1,513,063	97,469
Due from Advisor	-	16,421
Prepaid expenses	39,325	14,623
Total assets	237,515,523	10,744,413
Liabilities:
Payables:
Due to custodian	996,849	-
Due to broker	-	111,458
Investment securities purchased	9,774,160	-
Fund shares redeemed	227,483	39,116
Advisory fees	214,780	7,828
Fund administration and fund accounting fees	3,227	4,776
Transfer agent fees and expenses	549	873
Trustees' deferred compensation (Note 3)	8,146	5,365
Auditing fees	7,862	8,253
Commitment fees payable (Note 9)	6,096	-
Trustees' fees and expenses	1,075	1,263
Custody fees	323	1,162
Chief Compliance Officer fees	262	4,952
Legal fees	-	5,824
Accrued other expenses	541	8,660
Total liabilities	11,241,353	199,530
Commitments and contingencies (Note 3)
Net Assets	$226,274,170	$10,544,883
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$222,608,786	$11,318,844
Total distributable earnings (accumulated deficit)	3,665,384	(773,961)
Net Assets	$226,274,170	$10,544,883

Shares of beneficial interest issued and outstanding	22,099,061	1,123,046
Offering and redemption price per share	$10.24	$9.39

See accompanying Notes to Financial Statements.

Embassy Asset Management Funds

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2024 (Unaudited)

	The Ambassador Fund	The Diplomat Fund
Investment income:
Interest	$9,757,822	$214,812
Total investment income	9,757,822	214,812

Expenses:
Advisory fees	1,002,769	47,688
Fund administration and accounting fees	65,150	30,149
Transfer agent fees and expenses	7,228	6,899
Interest expense on borrowings (Note 9)	52,641	-
Commitment fees (Note 9)	24,865	-
Tax expense	15,764	-
Legal fees	15,655	7,518
Shareholder reporting fees	12,933	5,675
Custody fees	12,762	2,817
Registration fees	9,290	15,852
Miscellaneous	8,581	1,912
Auditing fees	8,044	8,253
Trustees' fees and expenses	7,221	6,517
Chief Compliance Officer fees	2,991	10,923
Insurance fees	1,887	1,686
Total expenses	1,247,781	145,889
Advisory fees (waived)	(9,478)	(47,688)
Other expenses (absorbed)	-	(45,215)
Net expenses	1,238,303	52,986
Net investment income (loss)	8,519,519	161,826

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	922,156	(360,616)
Futures contracts	-	(409,648)
Forward contracts	(2,577)	-
Foreign currency transactions	(142,065)	-
Net realized gain (loss)	777,514	(770,264)
Net change in unrealized appreciation (depreciation) on:
Investments	(429,902)	523,664
Futures contracts	-	321,094
Forward contracts	120,686	-
Foreign currency translations	(520)	-
Net change in unrealized appreciation (depreciation)	(309,736)	844,758
Net realized and unrealized gain (loss)	467,778	74,494

Net Increase (Decrease) in Net Assets from Operations	$8,987,297	$236,320

See accompanying Notes to Financial Statements.

The Ambassador Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$8,519,519	$6,944,181
Net realized gain (loss) on investments, forward contracts, and foreign currency transactions	777,514	247,854
Net change in unrealized appreciation (depreciation) on investments, forward contracts, and foreign currency translations	(309,736)	2,233,488
Net increase (decrease) in net assets resulting from operations	8,987,297	9,425,523
Distributions to Shareholders:
Total distributions to shareholders	(8,467,049)	(5,486,955)
Capital Transactions:
Net proceeds from shares sold	129,488,992	105,469,785
Reinvestment of distributions	8,275,143	5,303,400
Cost of shares redeemed	(39,726,233)	(14,432,203)
Net increase (decrease) in net assets from capital transactions	98,037,902	96,340,982

Total increase (decrease) in net assets	98,558,150	100,279,550
Net Assets
Beginning of period	127,716,020	27,436,470
End of period	$226,274,170	$127,716,020
Capital Share Transactions:
Shares sold	12,646,545	10,618,893
Shares reinvested	818,361	532,607
Shares redeemed	(3,892,595)	(1,448,012)
Net increase (decrease) in capital share transactions	9,572,311	9,703,488

See accompanying Notes to Financial Statements.

The Diplomat Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$161,826	$181,322
Net realized gain (loss) on investments and futures contracts	(770,264)	408,213
Net change in unrealized appreciation (depreciation) on investments and futures contracts	844,758	(726,367)
Net increase (decrease) in net assets resulting from operations	236,320	(136,832)
Distributions to Shareholders:
Total distributions to shareholders	(629,326)	(196,460)
Capital Transactions:
Net proceeds from shares sold	1,369,078	10,364,483
Reinvestment of distributions	629,326	196,460
Cost of shares redeemed	(1,843,260)	(1,184,088)
Net increase (decrease) in net assets from capital transactions	155,144	9,376,855

Total increase (decrease) in net assets	(237,862)	9,043,563
Net Assets
Beginning of period	10,782,745	1,739,182
End of period	$10,544,883	$10,782,745
Capital Share Transactions:
Shares sold	139,922	1,026,211
Shares reinvested	65,383	19,363
Shares redeemed	(190,742)	(116,042)
Net increase (decrease) in capital share transactions	14,563	929,532

See accompanying Notes to Financial Statements.

The Ambassador Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2024 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$8,987,297
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(190,341,223)
Sales of long-term investments	102,727,029
Purchases/Sales of short-term investments, net	(10,031,334)
Net amortization on investments	(559,535)
Net realized (gain) loss	(922,156)
Net change in unrealized appreciation/depreciation	309,216
(Increase) Decrease in Assets:
Investment securities sold receivable	(5,479,985)
Dividends and interest	(604,408)
Prepaid expenses and other assets	(648)
Increase (Decrease) in Liabilities:
Investment securities purchased payable	5,249,393
Advisory fees payable	102,970
Accrued expenses	(35,608)
Total Cash flows provided by (used for) operating activities:	(90,598,992)

Cash flows provided by (used for) financing activities:
Proceeds from borrowings	14,300,000
Payments for borrowings	(14,300,000)
Proceeds from shares sold	129,392,267
Cost of shares redeemed	(39,508,765)
Dividends paid to shareholders, net of reinvestments	(191,906)
Total Cash flows provided by (used for) financing activities:	89,691,596

Net increase (decrease) in cash	(907,396)

Cash and cash equivalents:
Beginning cash balance	14,101
Total beginning cash and cash equivalents	14,101

Ending foreign cash	103,554
Ending cash due to custodian	(996,849)
Total ending cash and cash equivalents	$(893,295)
Non-cash financing activities from reinvestment of distributions	8,275,143
Interest payments on margin loan	52,641

See accompanying Notes to Financial Statements.

The Ambassador Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022*
Net asset value, beginning of period	$10.20	$9.72	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.52	0.92	0.17
Net realized and unrealized gain (loss)	0.04	0.21	(0.35)
Total from investment operations	0.56	1.13	(0.18)

Less Distributions:
From net investment income	(0.50)	(0.64)	(0.10)
From net realized gain	(0.02)	(0.01)	-
Total distributions	(0.52)	(0.65)	(0.10)

Net asset value, end of period	$10.24	$10.20	$9.72

Total return[2]	5.65%[3]	11.94%	(1.80)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$226,274	$127,716	$27,436

Ratio of expenses to average net assets (including interest expense, tax expense, and commitment fees):
Before fees waived and expenses absorbed[4]	1.49%[5]	1.83%	2.54%[5]
After fees waived and expenses absorbed[4]	1.48%[5]	1.61%	1.29%[5,6]
Ratio of net investment income (loss) to average net assets (including interest expense, tax expense, and commitment fees):
Before fees waived and expenses absorbed	10.18%[5]	8.99%	0.76%[5]
After fees waived and expenses absorbed	10.19%[5]	9.21%	2.01%[5]

Portfolio turnover rate	71%[3]	145%	61%[3]

*	Commencement of operations on December 29, 2021.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.08% and 0.21% for the six months ended April 30, 2024 and year ended October 31, 2023, respectively. If commitment fees had been excluded, the expense ratios would have been lowered by 0.17% for the period ended October 31, 2022.
[5]	Annualized.
[6]	For the period December 29, 2021 through April 30, 2022, the Advisor has voluntarily agreed to waive all its fees and absorb operating expenses of the Fund. (See Note 3.)

See accompanying Notes to Financial Statements.

The Diplomat Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022*
Net asset value, beginning of period	$9.73	$9.72	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.15	0.27	(0.01)
Net realized and unrealized gain (loss)	0.11	0.05	(0.27)
Total from investment operations	0.26	0.32	(0.28)

Less Distributions:
From net investment income	(0.15)	(0.23)	-
From net realized gain	(0.45)	(0.08)	-
Total distributions	(0.60)	(0.31)	-

Net asset value, end of period	$9.39	$9.73	$9.72
Total return[2]	2.49%[3]	3.19%	(2.80)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,545	$10,783	$1,739

Ratio of expenses to average net assets (including commitment fees):
Before fees waived and expenses absorbed	2.75%[4]	4.37%	19.44%[4,5]
After fees waived and expenses absorbed	1.00%[4]	1.00%	3.93%[4,5]
Ratio of net investment income (loss) to average net assets (including commitment fees):
Before fees waived and expenses absorbed	1.30%[4]	(0.69)%	(16.02)%[4]
After fees waived and expenses absorbed	3.05%[4]	2.68%	(0.51)%[4]

Portfolio turnover rate	77%[3]	6%	-%[3]

*	Commencement of operations on September 13, 2022.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If commitment fees had been excluded, the expense ratios would have been lowered by 2.93% for the period ended October 31, 2022.

See accompanying Notes to Financial Statements.

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2024 (Unaudited)

Note 1 – Organization

The Ambassador Fund is organized as a non-diversified series and The Diplomat Fund is organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Ambassador Fund’s primary investment objective is to seek current income and pursues its investment objective by investing primarily in "catastrophe" or "cat" bonds ("Cat Bonds"). The Ambassador Fund commenced investment operations on December 29, 2021. The Diplomat Fund’s primary investment objective is to seek total return and pursues its investment objective by investing primarily in debt securities of the U.S. Government and interest rate futures contracts related to debt securities (“Interest Rate Futures”). The Diplomat Fund commenced investment operations on September 13, 2022.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value investments in open-end investment companies at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2024 (Unaudited)

(c) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of April 30, 2024, and during all open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Diplomat Fund will make distributions of net investment income quarterly, and The Ambassador Fund will make distributions of net investment income monthly. The Funds will make distributions of net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(f) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2024 (Unaudited)

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(g) Insurance-Linked Securities Risk

The principal risk of an investment in an insurance-linked security is that a triggering event(s) (e.g., (i) natural events, such as hurricanes, earthquakes, tornadoes, pandemics, fires and floods; or (ii) certain non-natural events resulting from human activity such as commercial and industrial accidents or business interruptions), will occur and a Fund will lose all or a significant portion of the principal it has invested in the security and the right to additional interest payments with respect to the security. For example, major natural disasters or commercial and industrial accidents can result in significant losses and investors in insurance-linked securities tied to such exposures may also experience substantial losses. If the likelihood and severity of natural and other large disasters increase, the risk of significant losses to reinsurers may increase. Typically, one significant triggering event (even in a major metropolitan area) will not result in financial failure to a reinsurer. However, a series of major triggering events could cause the failure of a reinsurer. Similarly, to the extent a Fund invests in insurance-linked securities for which a triggering event occurs, losses associated with such event will result in losses to the Fund and a series of major triggering events affecting a large portion of the insurance-linked securities held by the Fund will result in substantial losses to the Fund. A majority of The Ambassador Fund’s assets will typically be invested in insurance-linked securities tied to natural events and/or non-natural disasters and there is inherent uncertainty as to whether, when or where such events will occur. There is no way to accurately predict whether a triggering event will occur and, because of this uncertainty, insurance-linked securities carry a high degree of risk.

(h) Catastrophe Bonds

Catastrophe Bonds (“Cat Bonds”), a type of event-linked bond, carry significant uncertainties and major risk exposures to adverse conditions. If a trigger event occurs, as defined within the terms of a Cat Bond, a Fund may lose a portion or all of its investment in such security, including accrued interest and/or principal invested in such security. Because Cat Bonds cover “catastrophe” events that, if they occur, will result in significant losses, they carry a high degree of risk of loss and are considered “high yield” or “junk bonds.” The rating of a Cat Bond, if any, primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur. Thus, lower-rated bonds have a greater likelihood of a triggering event occurring, resulting in potential loss to a Fund. A majority of The Ambassador Fund's assets will typically be invested in Cat Bonds.

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2024 (Unaudited)

(i) Futures Contracts

The Funds may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Funds intend primarily to invest in positions on U.S. Treasury Futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Funds may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Funds being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Funds.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Funds may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2024 (Unaudited)

(j) Forward Foreign Currency Exchange Contracts

The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Embassy Asset Management LP (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed by Fund in the table below. The Advisor has engaged RichBrook Advisors, LP to manage The Diplomat Fund, and pays the Sub-Advisor from its advisory fees. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses (excluding any Rule 12b-1 fees, shareholder servicing fees, interest on borrowings other than commitment fees associated with borrowing arrangements, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each Fund. Prior to October 31, 2022, commitment fees were excluded from the agreement. This agreement is effective until February 28, 2025 for the Funds, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the annual investment advisory fees and expense cap by Fund.

	Investment Advisory Fees†	Total Limit on Annual Operating Expenses†
The Ambassador Fund	1.20%	1.40%
The Diplomat Fund	0.90%	1.00%

†	Investment advisory fees and the total limit on annual operating expenses are calculated based on each Fund’s average daily net assets.

For the six months ended April 30, 2024, the Advisor waived its advisory fees and absorbed other expenses totaling $9,478 for The Ambassador Fund and $92,903 for The Diplomat Fund. The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The potential recoverable amounts are noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than October 31 of the years stated below:

	The Ambassador Fund	The Diplomat Fund
2025	$167,725	$34,755
2026	162,846	228,182
2027	9,478	92,903
Total	$340,049	$355,840

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2024 (Unaudited)

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., (“UMB Bank”) an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended April 30, 2024, are reported on the Statements of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended April 30, 2024, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2024, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At April 30, 2024, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	The Ambassador Fund	The Diplomat Fund
Cost of investments	$229,846,021	$10,566,906

Gross unrealized appreciation	1,581,571	34,031
Gross unrealized depreciation	(857,736)	(382,069)

Net unrealized appreciation (depreciation)	$723,835	$(348,038)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2024 (Unaudited)

The tax basis of the components of distributable earnings (accumulated deficit) at October 31, 2023 were as follows:

	The Ambassador Fund	The Diplomat Fund
Undistributed ordinary income	$1,994,260	$212,900
Undistributed long-term capital gains	-	280,999
Tax accumulated earnings	1,994,260	493,899

Unrealized appreciation (depreciation) on investments	1,156,443	(871,702)
Unrealized deferred compensation	(5,567)	(3,152)
Total distributable earnings (accumulated deficit)	$3,145,136	$(380,955)

The tax character of distributions paid by The Ambassador Fund and by The Diplomat Fund for the year ended October 31, 2023 and the periods ended October 31, 2022 were as follows:

	The Ambassador Fund
	October 31, 2023	October 31, 2022*
Distributions paid from:
Ordinary income	$5,486,955	$286,880
Net long-term capital gains	-	-
Total distributions paid	$5,486,955	$286,880
*	The Ambassador Fund commenced operations on December 29, 2021.

	The Diplomat Fund
	October 31, 2023	October 31, 2022^
Distributions paid from:
Ordinary income	$174,852	$-
Net long-term capital gains	21,608	-
Total distributions paid	$196,460	$-
^	The Diplomat Fund commenced operations on September 13, 2022.

Note 5 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended April 30, 2024, were as follows:

Fund	Purchases	Sales
The Ambassador Fund	$190,341,223	$102,727,029
The Diplomat Fund	7,971,730	8,163,063

Note 6 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2024 (Unaudited)

Note 7 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2024, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Event Linked Bonds[1]	$-	$204,412,468	$-	$204,412,468
Preferred Notes	-	-	22,849,000	22,849,000
U.S. Treasury Bills	-	2,485,010	-	2,485,010
Total Investments	$-	$206,897,478	$22,849,000	$229,746,478
Other Financial Instruments[2]
Forward Contracts	$-	$292,238	$-	$292,238
Total Assets	$-	$207,189,716	$22,849,000	$230,038,716

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2024 (Unaudited)

The Diplomat Fund	Level 1	Level 2	Level 3[3]	Total
Assets
Investments
U.S. Treasury Notes	$-	$10,164,853	$-	$10,164,853
Short-Term Investments	54,015	-	-	54,015
Total Investments	$54,015	$10,164,853	$-	$10,218,868
Other Financial Instruments[2]
Futures Contracts	$397,032	$-	$-	$397,032
Total Assets	$451,047	$10,164,853	$-	$10,615,900

[1]	For a detailed break-out of Event Linked Bonds by geography and peril, please refer to the Schedule of Investments.

[2]	Other financial instruments are derivative instruments such as futures contracts. Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

[3]	The Fund did not hold any Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value for The Ambassador Fund:

Preferred Notes
Balance as of October 31, 2023	$8,361,440
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total gains or losses for the period	-
Included in earnings (or changes in net assets)	240,560
Included in other comprehensive income	-
Net purchases	17,647,000
Net maturities	(3,400,000)
Balance as of April 30, 2024	$22,849,000
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$(148)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2024 for The Ambassador Fund.

Asset Class	Fair Value at Period End	Valuation Technique(s)	Unobservable Input(s)	Range of Input(s)	Weighted Average of Input(s)	Impact to Valuation from an Increase in Input(s)[1]
Preferred Notes	$22,849,000	Insurance industry loss model	Estimated losses:	$0	$91.66	Increase
			Estimated Premium Earned:	$0.00 - $0.50 MM

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2024 (Unaudited)

[1]	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

MM - units of figures presented are in millions

Note 8 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance. The Diplomat Fund invested in futures contracts during the six months ended April 30, 2024.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of April 30, 2024, by risk category are as follows:

The Ambassador Fund
	Asset Derivatives		Liability Derivatives
Derivatives designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Foreign Exchange Contract	Unrealized appreciation on forward foreign currency exchange contracts	$292,238	Unrealized depreciation on forward foreign currency exchange contracts	$-

The Diplomat Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Interest rate contracts	Unrealized appreciation on open futures contracts*	$397,032	Unrealized depreciation on open futures contracts*	$-

*	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Variation margin is presented on the Statements of Assets and Liabilities.

The effects of derivative instruments on the Statements of Operations for the six months ended April 30, 2024, are as follows:

The Ambassador Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives designated as hedging instruments	Forward Contracts
Foreign exchange contracts	$(2,577)

The Diplomat Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Futures Contracts
Interest rate contracts	$(409,648)

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2024 (Unaudited)

The Ambassador Fund
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations
Derivatives designated as hedging instruments	Forward Contracts
Foreign exchange contracts	$120,686

The Diplomat Fund
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Futures Contracts
Interest rate contracts	$321,094

The average quarterly volume of derivative instruments held by the Funds during the six months ended April 30, 2024 are as follows:

The Ambassador Fund
Forward Contracts
Foreign exchange contracts	Notional Value	$(10,788,688)

The Diplomat Fund
Futures Contracts
Interest rate contracts	Notional Value	$(15,881,443)

Note 9 – Investments in Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Additional information on each restricted security held by the Fund on April 30, 2024 is as follows:

The Ambassador Fund
Security	Initial Acquisition Date	Amount or Units	Amortized Cost	Fair Value	% of Net Assets
Consulate Re 2023-2A 5.166%, 6/5/2024	6/1/2023	5,000,000	4,996,078	4,996,000	2.2%
Consulate Re 2024-1A 4.550%, 1/7/2025	1/1/2024	5,000,000	4,546,435	4,546,500	2.0%
Consulate Re 2024-2A 4.550%, 1/7/2025	1/1/2024	5,000,000	4,475,639	4,475,500	2.0%
Consulate Re 2024-3A 4.550%, 1/7/2025	1/1/2024	5,000,000	4,238,686	4,238,500	1.9%
Consulate Re 2024-5A 4.550%, 4/21/2025	4/15/2024	5,000,000	4,592,388	4,592,500	2.0%

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2024 (Unaudited)

Note 10 – Borrowings

The Ambassador Fund entered into a 30-day term reverse repurchase agreement amounting to the lesser of 10% of the Fund's assets or $20,000,000 with UMB Bank, N.A. on March 21, 2022. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of the Fund. The Fund is charged interest for borrowing under this agreement. The interest is calculated using the Federal Funds Target Range - Upper Limit (FFTRU) plus 100 basis points for the Fund. There is an annual commitment fee payable by the Fund, calculated of 0.25% on the $20,000,000 or $50,000 per annum. The commitment fees for the six months ended April 30, 2024, are disclosed in the Statements of Operations. The borrowing activity for the six months ended April 30, 2024, was as follows:

The Ambassador Fund
Largest amount outstanding on an individual day	$9,000,000
Average daily loan outstanding	6,203,191
Borrowed amounts outstanding as of April 30, 2024	-
Average interest rate when in use	6.50%

The Ambassador Fund has entered into a separate borrowing agreement (“Agreement”) between $20,000,000 and $30,000,000, but will never exceed ten percent with UMB Bank, N.A. The purpose of this Agreement is to provide financing for investment purposes. The Fund’s total borrowings, including borrowings under its reverse repurchase agreement, may not exceed one-third of the value of its total assets or $30,000,000, whichever is less. The Fund is charged interest for borrowing under this Agreement. The interest is calculated using the Federal Funds Target Range – Upper Limit (FFTRU) plus 50 basis points. Interest expense, if any, for the six months ended April 30, 2024, is disclosed in the Statement of Operations. During the six months ended April 30, 2024, The Ambassador Fund did not borrow from the Agreement.

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 12 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of April 30, 2024, beneficial ownership in excess of 25% is as follows:

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2024 (Unaudited)

Fund	Beneficial Owner	% of Outstanding Shares
The Ambassador Fund	Charles Schwab & Co., Inc.	54.31%
The Ambassador Fund	National Financial Services, LLC	42.52%
The Diplomat Fund	Charles Schwab & Co., Inc.	35.76%
The Diplomat Fund	National Financial Services, LLC	63.90%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Note 13 – New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds have adopted procedures in accordance with Rule 18f-4.

In March 2020, FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Effective July 9, 2024, RichBrook Advisors, LP will no longer serve as The Diplomat Fund’s Sub-Advisor.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Embassy Asset Management Funds

EXPENSE EXAMPLE

For the Six Months Ended April 30, 2024 (Unaudited)

Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from  November 1, 2023 to April 30, 2024.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Ambassador Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/23	4/30/24	11/1/23 – 4/30/24
	Actual Performance	$1,000.00	$1,056.50	$7.58
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.49	7.43

*	Expenses are equal to the Fund's annualized expense ratio of 1.48%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

The Diplomat Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/23	4/30/24	11/1/23 – 4/30/24
	Actual Performance	$1,000.00	$1,024.90	$5.04
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.89	5.02

*	Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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The Embassy Funds

Each a series of Investment Managers Series Trust II

Investment Advisor

Embassy Asset Management LP

1200 Morris Turnpike, Suite 3005

Short Hills, New Jersey 07078

Sub-Advisor

RichBrook Advisors, LP

540 Madison Avenue, 26th Floor

New York, New York 10022

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
The Ambassador Fund	EMPIX	46141T 133
The Diplomat Fund	EMWIX	46144X 578

Privacy Principles of Embassy Asset Management Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of Embassy Asset Management Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Funds at (877) 771-7731 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 771-7731 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (877) 771-7731.

Embassy Asset Management Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (877) 771-7731

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Principal Executive Officer

Date	7/8/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Principal Executive Officer

Date	7/8/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Principal Financial Ofiicer

Date	7/8/2024